Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment are comprised of the following:

	September 30, 2022	December 31, 2021
Tools and molds	$1,990,000	$1,682,000
Computer equipment	8,000	8,000
Vehicles	113,000	45,000
Total cost	2,111,000	1,735,000
Accumulated depreciation	(954,000)	(577,000)
Net book value	$1,157,000	$1,158,000

Property and equipment consist of the following at December 31, 2021 and 2020:

	2021	2020

Tools and molds	$1,682,000	$592,000
Office equipment	8,000	4,000
Vehicles	45,000	45,000
Total cost	1,735,000	641,000
Less: accumulated depreciation and amortization	(577,000)	(278,000)
Property and equipment, net	$1,158,000	$363,000